Pledged Assets and Collateral (Schedule of Restatement of Trading Account Assets Pledged that Secured Parties are Permitted to Sell or Repledge) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 8,251,723	¥ 8,409,598	[1]
As previously reported [Member]
Trading account assets pledged that secured parties are permitted to sell or repledge		8,712,347
As restated [Member]
Trading account assets pledged that secured parties are permitted to sell or repledge		¥ 8,409,598

[1]	Restated